Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table Total for Other NEOs ($)(3)(4)	Average Compensation Actually Paid to Other NEOs ($)(2)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions) (6)	Revenue ($ in millions) (7)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(5)
2022	16,461,507	(15,823,299)	7,261,266	(4,534,407)	270.38	118.03	(694)	2,566
2021	40,584,292	52,367,686	5,850,887	11,909,053	494.22	148.30	494	2,329
2020	1,934,307	102,473,221	3,496,282	28,464,462	401.60	118.87	349	1,726

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote [Text Block]	The following table shows for each Covered Year the adjustments made to the total compensation shown for our CEO, Josh Silverman, on the Summary Compensation Table to arrive at “compensation actually paid” as reflected on the table above:The Other NEOs for 2020 and 2021 were Rachel Glaser, Michael Fisher, Kruti Patel Goyal, and Ryan Scott. The Other NEOs for 2022 were Rachel Glaser, Raina Moskowitz, Ryan Scott, Michael Fisher, and Kruti Patel Goyal.
Peer Group Issuers, Footnote [Text Block]	Our peer group is the Russell 1000 Index, which is the index included in our Performance Graph in our Form 10-K for each of the Covered Years.
PEO Total Compensation Amount	$ 16,461,507	$ 40,584,292	$ 1,934,307
PEO Actually Paid Compensation Amount	$ (15,823,299)	52,367,686	102,473,221
Adjustment To PEO Compensation, Footnote [Text Block]

Adjustments to Determine CEO Compensation Actually Paid	2022	2021	2020
Summary Compensation Table (SCT) amount	16,461,507	40,584,292	1,934,307
Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(15,410,262)	(35,273,412)	—
Less Amounts Reported under “Option Awards” Column in SCT for the Covered Year	—	(3,599,940)	—
Plus Year-end Fair Value of Stock Awards and Options Awards Granted during Covered Year that Remain Unvested as of Year-end	11,006,723	41,651,651	—
Plus Fair Value on Vesting of Awards Granted during Covered Year that Vest during Covered Year	719,835	1,091,784	—
Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(27,327,632)	—	53,602,053
Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested during Covered Year	(1,273,470)	7,913,311	46,936,861
TOTAL ADJUSTMENTS:	(32,284,806)	11,783,394	100,538,914
TOTAL COMPENSATION ACTUALLY PAID:	(15,823,299)	52,367,686	102,473,221

Non-PEO NEO Average Total Compensation Amount	$ 7,261,266	5,850,887	3,496,282
Non-PEO NEO Average Compensation Actually Paid Amount	$ (4,534,407)	11,909,053	28,464,462
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The following table shows for each Covered Year presented the adjustments made to the average of the total compensation shown for the Other NEOs on the Summary Compensation Table to arrive at “compensation actually paid” as reflected on the table above:

Adjustments to Determine Average Other NEO Compensation Actually Paid	2022	2021	2020
Summary Compensation Table (SCT) amount	7,261,266	5,850,887	3,496,282
Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year	(6,479,874)	(3,746,213)	(1,537,479)
Less Amounts Reported under “Option Awards” Column in SCT for the Covered Year	—	(1,156,225)	(1,024,994)
Plus Year-end Fair Value of Stock Awards and Options Awards Granted during Covered Year that Remain Unvested as of Year-end	5,012,989	4,719,336	13,433,980
Plus Fair Value on Vesting of Awards Granted during Covered Year that Vest during Covered Year	421,988	418,417	1,353,123
Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(6,138,107)	3,889,359	9,926,723
Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested during Covered Year	(4,612,669)	1,933,492	2,816,827
TOTAL ADJUSTMENTS:	(11,795,673)	6,058,166	24,968,180
TOTAL COMPENSATION ACTUALLY PAID:	(4,534,407)	11,909,053	28,464,462

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Performance Measure	What it Measures
Gross Merchandise Sales (GMS) ($)	The dollar value of items sold in our marketplace within the applicable period, excluding shipping fees and net of refunds associated with canceled transactions
Revenue ($)	Our revenue (determined on a consolidated basis) reported in Etsy's audited financial statements
Adjusted EBITDA ($)	Our net income (determined on a consolidated basis) adjusted to exclude: interest and other non-operating expense, net; provision (benefit) for income taxes; depreciation and amortization; stock-based compensation expense; foreign exchange loss (gain); acquisition-related expenses; non-ordinary course disputes; restructuring and other exit income; and loss on extinguishment of debt
Adjusted EBITDA Margin (%)	Etsy’s profitability from our operations calculated by dividing (i) our adjusted EBITDA by (ii) our revenue, and expressed as a percentage
Relative TSR ($)	Our stock price performance, reflecting returns to our stockholders relative to the Nasdaq Composite constituents

Total Shareholder Return Amount	$ 270.38	494.22	401.60
Peer Group Total Shareholder Return Amount	118.03	148.30	118.87
Net Income (Loss)	$ (694,000,000)	$ 494,000,000	$ 349,000,000
Company Selected Measure Amount	2,566,000,000	2,329,000,000	1,726,000,000
PEO Name	Josh Silverman
Additional 402(v) Disclosure [Text Block]	For purposes of the adjustments to determine “compensation actually paid,” we computed the fair value of stock option awards, RSUs, and PSUs in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than the fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in Note 15—Stock-based Compensation in our Form 10-K. The fair value of the PSUs based on relative TSR is determined based on the probable outcome (as determined in accordance with FASB ASC Topic 718) as of the end of the relevant fiscal year using a Monte-Carlo simulation model. See Footnote 3 to the Grants of Plan-Based Awards Table for the valuation assumptions used in the calculation of such amounts for the PSUs. Reflects “Net Income” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Form 10-K for each of the Covered Years. Reflects “Revenue” for each Covered Year as set forth in our Consolidated Statements of Operations included in our Form 10-K for each of the Covered Years.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Gross Merchandise Sales (GMS) ($)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue ($)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA ($)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA Margin (%)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR ($)
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (32,284,806)	$ 11,783,394	$ 100,538,914
PEO [Member] | Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(15,410,262)	(35,273,412)	0
PEO [Member] | Less Amounts Reported under “Option Awards” Column in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(3,599,940)	0
PEO [Member] | Plus Year-end Fair Value of Stock Awards and Options Awards Granted during Covered Year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,006,723	41,651,651	0
PEO [Member] | Plus Fair Value on Vesting of Awards Granted during Covered Year that Vest during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	719,835	1,091,784	0
PEO [Member] | Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(27,327,632)	0	53,602,053
PEO [Member] | Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,273,470)	7,913,311	46,936,861
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,795,673)	6,058,166	24,968,180
Non-PEO NEO [Member] | Less Amounts Reported under “Stock Awards” Column in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,479,874)	(3,746,213)	(1,537,479)
Non-PEO NEO [Member] | Less Amounts Reported under “Option Awards” Column in SCT for the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,156,225)	(1,024,994)
Non-PEO NEO [Member] | Plus Year-end Fair Value of Stock Awards and Options Awards Granted during Covered Year that Remain Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,012,989	4,719,336	13,433,980
Non-PEO NEO [Member] | Plus Fair Value on Vesting of Awards Granted during Covered Year that Vest during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	421,988	418,417	1,353,123
Non-PEO NEO [Member] | Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,138,107)	3,889,359	9,926,723
Non-PEO NEO [Member] | Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to Covered Year that Vested during Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (4,612,669)	$ 1,933,492	$ 2,816,827